Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Rental income	$ 419,063	$ 409,068	$ 398,534
Tenant reimbursements	107,149	114,277	113,291
Property management fee revenue	2,318	1,584	3,212
Other rental income	999	4,734	5,033
Total revenues	529,529	529,663	520,070
Expenses:
Property operating costs	209,041	203,344	192,613
Depreciation	111,248	101,576	94,389
Amortization	49,600	54,045	37,315
General and administrative	20,766	25,073	28,128
Operating Expenses	390,655	384,038	352,445
Real estate operating income	138,874	145,625	167,625
Other income (expense):
Interest expense	(65,023)	(65,817)	(66,486)
Interest and other income	833	2,866	3,486
Litigation settlement expense	(7,500)	0	0
Net casualty loss	(5,170)	0	0
Equity in income of unconsolidated joint ventures	923	1,619	2,633
Gain on consolidation of variable interest entity	0	1,532	0
Gain on extinguishment of debt	0	1,039	0
Nonoperating Income (Expense)	(75,937)	(58,761)	(60,367)
Income from continuing operations	62,937	86,864	107,258
Discontinued operations:
Operating income, excluding impairment loss	2,705	15,535	23,540
Impairment loss	0	0	(9,587)
Gain/(loss) on sale of real estate assets	27,577	122,657	(817)
Income from discontinued operations	30,282	138,192	13,136
Net income	93,219	225,056	120,394
Less: Net income attributable to noncontrolling interest	(15)	(15)	(15)
Net income attributable to Piedmont	$ 93,204	$ 225,041	$ 120,379
Per share information – basic:
Income from continuing operations (in dollars per share)	$ 0.37	$ 0.50	$ 0.63
Income from discontinued operations (in dollars per share)	$ 0.18	$ 0.80	$ 0.08
Income attributable to noncontrolling interest (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Net income available to common stockholders (in dollars per share)	$ 0.55	$ 1.30	$ 0.71
Per share information – diluted:
Income from continuing operations (in dollars per share)	$ 0.37	$ 0.50	$ 0.63
Income from discontinued operations (in dollars per share)	$ 0.18	$ 0.80	$ 0.07
Income attributable to noncontrolling interest (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Net income available to common stockholders (in dollars per share)	$ 0.55	$ 1.30	$ 0.70
Weighted-average common shares outstanding - basic (in shares)	170,312,328	172,764,838	170,752,520
Weighted-average common shares outstanding - diluted (in shares)	170,441,223	172,980,947	170,967,324